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ALLISON FUMAI allison.fumai@dechert.com +1 212 698 3526 Direct +1 698 698 3599 Fax

VIA EDGAR

October 23, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund Trust
File Nos. 002-89729; 811-03980

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund Trust (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectuses for the Registrant dated January 28, 2020. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated October 2, 2020 for the Registrant.

If you have any questions, please feel free to contact me at 212.698.3526 (tel.) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai